GENERAL INFORMATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
General Information And Summary Of Significant Accounting Policies
GENERAL INFORMATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 GENERAL INFORMATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.1 General Information — Itaú Corpbanca and Subsidiaries

Itaú Corpbanca (the “Bank”) is a corporation incorporated under the laws of the Republic of Chile and regulated by the Superintendency of Banks and Financial Institutions (SBIF). The merger of Banco Itaú Chile and Corpbanca (the latter is the legal successor)(1) was consummated on April 1, 2016, the date on which the Bank was renamed “Itaú Corpbanca”.

The current ownership structure is as follows: Itaú Unibanco (36.06%), CorpGroup and subsidiaries (30.65%) and non-controlling shareholders (33.29%). Itaú Unibanco is the Bank’s controlling shareholder. In this context, and notwithstanding the foregoing, Itaú Unibanco and CorpGroup entered into a shareholder agreement that regulates aspects such as corporate governance, protective rights, dividends, share transfers, liquidity and other matters.

Itaú Corpbanca is headquartered in Chile, and it also has operations in Colombia and Panama. In addition, it has a branch in New York and two representation offices (in Madrid and Peru)(2). The Bank has total consolidated assets of MCh$28,032,773 (MUS$45,620) and equity of MCh$3,428,757 (MUS$5,580). Itaú Corpbanca offers universal banking products targeted toward large and medium-sized companies and retail customers. The merged Bank is the fourth largest private bank in Chile, with a banking platform for future expansion throughout Latin America, specifically in Chile, Colombia and Peru.

The legal domicile of Itaú Corpbanca is Rosario Norte N° 660, Las Condes, Santiago, Chile, and its web site is www.itau.cl.

The Consolidated Financial Statements of Itaú Corpbanca for the period ended December 31, 2017, have were approved for issuance by the Board of Directors on April 6, 2018.

i)    Itaú Corpbanca and Subsidiaries

Itaú Corpbanca must prepare consolidated financial statements that include its subsidiaries and its foreign branch, as well as investments in banking support subsidiaries, among others.

The Bank does business in the following local and foreign markets:

(1)  The business combination was a “reverse acquisition” as established in IFRS 3, in which Banco Itaú Chile is the successor for accounting purposes and Corpbanca is the legal successor.

(2)  None of the markets where Itaú Corpbanca and its subsidiaries operate have a hyperinflationary economy.

1.2 Summary of significant accounting policies

a)             Basis of preparation

Itaú Corpbanca is the result of the merger of Banco Itaú Chile with and into Corpbanca, which was consummated on April 1, 2016. For the purposes of financial reporting this operation was accounted for as a reverse acquisition based on the guidance in International Financial Reporting Standards (“IFRS”) 3 “Business Combinations”. Accordingly, the financial statements of Itaú Corpbanca for periods prior to the acquisition date will reflect the historical financial information of Banco Itaú Chile (accounting acquirer).

For purposes of these financial statements we use certain terms and conventions. References to “US$”, “US dollars” and “dollars” are to United States dollars, references to “Chilean pesos”, “pesos” or “Ch$” are to Chilean pesos, references to “Colombia pesos”, or “COP$” are to Colombian pesos and references to “UF” are to Unidades de Fomento. The UF is an inflation-indexed Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) from the previous month.

The UF is revalued in monthly cycles. Each day in the period beginning on the tenth day of the current month through the ninth day of the succeeding month, the nominal peso value of the UF is indexed up (or down in the event of deflation) in order to reflect a proportionate amount of the change in the Chilean Consumer Price Index (“CPI”) during the prior calendar month. As of December 31, 2017, 2016 and 2015, one UF equaled Ch$26,798.14, Ch$26,347.98 and Ch$25,629.09, respectively. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense, respectively.

For consolidation purposes, the statements of financial position of our New York Branch have been converted to Chilean pesos at the exchange rate of Ch$614.48 per US$1 as of December 31, 2017 (Ch$669.81 per US$1 as of December 31, 2016 and Ch$710.08 per US$1 as of December 31, 2015), our Colombian subsidiaries have used the exchange rate of Ch$0.2058 per COP$1 as of December 31, 2017 (Ch$0.2231 per COP$1 as of December 31,2016 and Ch$0.2266 per COP$1 as of December 31, 2015), both in accordance with International Accounting Standard (“IAS”) 21, regarding the translation of a foreign operation whose functional currency is not the currency of a hyperinflationary economy.

The main accounting policies adopted in preparing these financial statements are described below.

b)             Basis of consolidation

The consolidated financial statements incorporate the financial statements of Corpbanca and its subsidiaries, the New York Branch and the Colombian subsidiaries that participated in the consolidation as of December 31, 2017 and 2016, and for the three years ended December 31, 2017, 2016 and 2015, include the necessary adjustments and reclassifications to the financial statements of the subsidiaries, our New York Branch and Colombian subsidiaries as of December 31, 2017 and 2016, to bring their accounting policies and valuation criteria in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”).

All intragroup balances, transactions, income and expenses are eliminated in full on consolidation.

For consolidation purposes, the financial statements of the New York Branch, the financial statements of Colombian subsidiaries whose functional currency are U.S. dollars and Colombian pesos, respectively, have been translated into Chilean pesos as described in Note 1 f) below.

Business combinations under common control are recorded using “pooling interest” method as a reference. In accordance with this method, assets and liabilities involved in the transaction are recorded as having the same book value they had in the parent company, the with accounting adjustments made as needed to homogenize the accounting policies of the entities involved.

As a result, any difference between the assets and liabilities contributed to the consolidation and the consideration transferred is recorded directly in equity, as a charge or credit to “Other reserves”. The group does not apply to retrospective registry of business combinations under common control.

c)              Controlled Entities

Regardless of the nature of its involvement in an entity (the investee), Itaú Corpbanca will determine whether it controls an investee based on whether it has exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns.

Itaú Corpbanca controls an investee when it has exposure, or rights, to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns.

Therefore, the Bank controls an investee if and only if it has all of the following elements:

a)   Power over the investee, i.e. existing rights that give it the ability to direct the relevant activities of the investee (the activities that significantly affect the investee’s returns);

b)   Exposure, or rights, to variable returns from its involvement with the investee; and

c)   The ability to use its power over the investee to affect the amount of the investor’s returns.

When the Bank has less than the majority of voting rights in an investee, but these voting rights are sufficient to give it the practical ability to unilaterally direct the investee’s relevant activities, the Bank is determined to have control. The Bank considers all relevant factors and circumstances in evaluating whether voting rights are sufficient to obtain control, including:

· The size of the Bank’s holding of voting rights relative to the size and dispersion of holdings of other vote holders;

· Potential voting rights held by the investor, other vote holders or other parties;

· Rights from other contractual agreements;

· Any additional facts and circumstances that indicate that the investor has, or does not have, the current ability to direct the relevant activities when decisions need to be made, including voting behavior patterns in prior shareholder meetings.

The Bank reevaluates whether or not it has control in an investee if the facts and circumstances indicate that there have been changes in one or more of the elements of control listed above.

All balances and transactions among consolidated companies were eliminated upon consolidation. The consolidated financial statements include all assets, liabilities, equity, income, expenses and cash flows of the parent and its subsidiaries presented as if they were one sole economic entity. A controlling shareholder prepares consolidated financial statements using uniform accounting policies for similar transactions and other events under equivalent circumstances.

Non-controlling interest is also presented in the Consolidated Statement of Financial Position, within equity, separately from that of the equity holders of the Bank. Changes in a parent’s ownership interest in a subsidiary that do not result in a loss of control are equity transactions (i.e.. transactions with the owners in their role as such).

An entity shall attribute profit for the period and each component of other comprehensive income to equity holders of the Bank and the non-controlling interests.

The entity shall also attribute total comprehensive income to the equity holder of the Bank and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

The following table details the entities over which Itaú Corpbanca has the ability to exercise control and, therefore, the entities that it consolidates:

			Direct and Indirect Ownership
			12/31/2017			12/31/2016
		Functional	Direct	Indirect	Total	Direct	Indirect	Total
	Country	Currency	%	%	%	%	%	%
Itaú Chile Corredora de Seguros Ltda. (3)	Chile	Ch$	99.900	—	99.900	99.900	—	99.900
Itaú Administradora General de Fondos S.A. (Ex Itaú Chile Administradora General de Fondos) (3) (10)	Chile	Ch$	99.988	0.001	99.989	99.990	—	99.990
Itaú BBA Corredor de Bolsa Ltda. (3) (8)	Chile	Ch$	—	—	—	99.980	—	99.980
Itaú Coprbanca Corredores de Bolsa (Ex CorpBanca Corredores de Bolsa S.A.) (3) (8)	Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
CorpBanca Administradora General de Fondos S.A. (3) (10)	Chile	Ch$	—	—	—	99.996	0.004	100.000
CorpBanca Corredores de Seguros S.A. (3)	Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Asesorías Financieras S.A. (4)	Chile	Ch$	99.990	0.001	99.991	99.990	0.010	100.000
CorpLegal S.A. (4)	Chile	Ch$	99.990	0.001	99.991	99.990	0.010	100.000
Itaú Corpbanca Recaudaciones y Cobranzas S.A. (4) (11)	Chile	Ch$	99.999	0.000	99.999	99.990	0.010	100.000
Itaú Corpbanca New York Branch (4) (12)	U.S.	US$	100.000	—	100.000	100.000	—	100.000
Corpbanca Securities Inc (4)(9)	U.S.	US$	—	—	—	100.000	—	100.000
Itaú CorpBanca Colombia (Ex Banco CorpBanca Colombia S.A.) (5)	Colombia	COP$	66.279	—	66.279	66.279	—	66.279
Itaú Corredor de Seguros Colombia S.A. (Ex Helm Corredor de Seguros S.A) (5)	Colombia	COP$	80.000	—	80.000	80.000	—	80.000
Itau Seurities Services Colombia S.A. (Ex CorpBanca Investment Trust Colombia S.A.) (5)	Colombia	COP$	5.499	62.634	68.133	5.499	62.634	68.133
Itaú Comisionista de Bolsa Colombia S.A. (Helm Comisionista de Bolsa S.A.) (5)	Colombia	COP$	2.219	64.807	67.026	2.219	64.807	67.026
Itau Asset Management Colombia S.A. Sociedad Fiduciaria (Ex Helm Fiduciaria S.A) (5)	Colombia	COP$	—	66.266	66.266	—	66.266	66.266
Itaú (Panamá) (Ex Helm Bank (Panamá) S.A.) (6)	Panamá	US$	—	66.279	66.279	—	66.279	66.279
Itaú Casa de Valores S.A. (Ex Helm Casa de Valores (Panamá) S.A.) (7)	Panamá	US$	—	66.279	66.279	—	66.279	66.279

Associates

Associates are entities over which the Bank has the ability to exercise significant influence, but not control. Usually, this ability manifests itself through an ownership interest equal to or greater than 20% of the entity’s voting rights and is valued using the equity method.

Other factors considered in determining whether there is significant influence over an entity include representation on the board of directors and the existence of material transactions.

Fund Management

Certain subsidiaries of Itaú Corpbanca manage and administer assets held in mutual funds and other investment vehicles on behalf of investors. The financial statements of funds are not included in these consolidated financial statements except when the Bank controls the fund. The Bank did not consolidate any funds as of December 31, 2017 or December 31, 2016.

(3)  Companies regulated by the Superintendency of Securities and Insurance (SVS) of Chile. On January 15, 2018, this regulator replaced its name with the Financial Market Commission (CMF) of Chile.

(4)  Companies regulated by the Superintendency of Banks and Financial Institutions (SBIF) of Chile.

(5) Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the SBIF.

(6)  Company regulated by the Superintendency of Banks of Panama.

(7)  Company regulated by the Superintendency of the Securities Market of Panama.

(8)  On January 1, 2017, the merger of Corpbanca Corredores de Bolsa S.A. and Itaú BBA Corredor de Bolsa Ltda. took place, by which the latter absorbed the former. The new resulting company is the legal successor of Corpbanca Corredores de Bolsa S.A., and its new corporate name is Itaú Corpbanca Corredores de Bolsa S.A.

(9)  On December 18, 2017, the dissolution of this entity located in New York was authorized.

(10) On December 29, 2017, the merger of Corpbanca Administradora General de Fondos S.A. and Itaú Chile Administradora General de Fondos, took place, by which the latter absorbed the former. The new resulting company is the legal successor of Itaú Chile Administradora General de Fondos S.A., and its new corporate name is Itaú Administradora General de Fondos S.A.

(11) On September 29, 2017, the corporate name was changed from Recaudaciones y Cobranzas S.A. to Itaú Corpbanca Recaudaciones y Cobranzas S.A.

(12) Company regulated by Office of the Comptroller of the Currency (OCC) y Federal Reserve (FED).

Assets Managed, Trust Business and Other Related Businesses

The Bank and its subsidiaries manage assets held in common investment funds and other investment products on behalf of investors and receive market-rate compensation for services provided. The resources managed belong to third parties and, therefore, are not included in the Consolidated Statement of Financial Position.

In accordance with IFRS 10 “Consolidated Financial Statements,” for consolidation purposes, the role of the Bank and its subsidiaries with respect to the managed funds must be evaluated to determine whether it is acting as agent(13) or principal. This evaluation must take into account the following elements:

·             Scope of its decision-making authority over the investee.

·             Rights held by other parties.

·             Remuneration it is entitled to in accordance with the remuneration agreement.

·             Decision-maker’s exposure to variability of returns from other interests that it holds in the investee.

The Bank does not control or consolidate any trust businesses or other entities related to this type of business. Itaú Corpbanca and its subsidiaries manage funds on behalf of and for the benefit of investors, acting solely as an agent. Under this category, and in accordance with the aforementioned standard, they do not control these operations when they exercise their decision-making authority. Therefore, as of December 31, 2017 and 2016, they act as agents and, therefore, none of these investment vehicles are consolidated.

d)             Non-controlling interest

Non-controlling interest represents the equity and net income in a subsidiary not attributable, directly or indirectly, to the equity holders of the Bank. Non-controlling interest is disclosed as a separate line item within equity in the Consolidated Statements of Financial Position and as a separate disclosure within the Consolidated Statements of Income and Comprehensive Income.

e)              Business Combinations and Goodwill

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Bank, liabilities incurred by the Bank to the former owners of the acquiree and the equity interests issued by the Bank in exchange for control of the acquiree. Acquisition costs incurred are expensed and included in administrative expenses.

When Itaú Corpbanca and subsidiaries acquire a business, it recognizes the identifiable assets acquired and liabilities assumed in accordance with IFRS. This includes the separation of embedded derivatives from host contracts.

Any contingent consideration that must be transferred by the acquirer is recognized at its fair value at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the fair value of the acquisition-date amounts of the identifiable net assets acquired.

Goodwill amounts are established at the date of acquisition of the business and are subsequently measured at such amounts less accumulated impairment losses, if any.

For the purposes of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or groups of cash-generating units if applicable) that are expected to benefit from the synergies of the combination (see Note 30 “Depreciation, Amortization and Impairment”)

(13)  According to IFRS 10, an agent is a party primarily engaged to act on behalf of and for the benefit of another party or parties (the principal or principals) and, therefore, does not control the investee when it exercises decision-making authority.

On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

f)               Functional currency and foreign currency

The Bank has determined the Chilean Peso as its functional currency and the presentation currency for its consolidated financial statements. The functional currency is the currency of the primary economic environment in which the Bank operates. Consequently, all balances and transactions denominated in currencies other than Chilean Pesos are considered as denominated in “foreign currencies.”

For the purposes of presenting consolidated financial statements, the assets and liabilities of the foreign consolidated entities whose functional currencies are other than the Chilean Peso are translated into the presentation currency as follows:

·    Assets and liabilities are translated at the closing exchange rate of each reporting period.

·    Income, expenses and cash flows are translated at the exchange rate on the date of the transactions.

The resulting exchange differences of translating into Chilean pesos the functional currency balances of the consolidated entities whose functional currency is other than the Chilean Peso, are recorded and accumulated as “Exchange differences on translation” within the line item “Accumulated other comprehensive income” in equity. On the disposal of those foreign subsidiaries, all of the exchange differences accumulated in equity with respect to those amounts attributable to the equity holders of the Bank are reclassified as income.

In preparing the consolidated financial statements, transactions in currencies other than the Bank’s functional currency are recognized at the rates prevailing on the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the closing exchange rates. Exchange differences in monetary items are recognized as net income in the period in which they arise. The amount of net foreign exchange gains and losses within the statements of income includes the recognition of the effects of fluctuations in the exchange rates on monetary assets and liabilities denominated in foreign currencies.

Exchange differences in monetary items are recognized in profit or loss for the period in which they arise except for exchange differences on transactions entered into in order to hedge certain foreign currency risks.

Assets and liabilities in foreign currency are shown at their equivalent in Chilean pesos, calculated using the exchange rates as of December 31, 2017 of Ch$614.48 per US$1 for the U.S. dollar and Ch$0.2058 per COP$1 for the Colombian peso (Ch$669.81 per US$1 and Ch$0.2231 per COP$1 as of December 31, 2016 and Ch$710.08 per US$1 and Ch$0.2266 per COP$1 as of December 31, 2015).

The foreign exchange gains (losses) presented within the Consolidated Statements of Income (see Note 26 “Net foreign exchange gains (losses)”) for the years ended December 31, 2017, 2016 and 2015 of MCh$46,165, MCh$ (48,848) and MCh$74,461, respectively, include the foreign currency exchanges gain/losses for exchange rate fluctuations over monetary foreign currency-denominated assets and liabilities, and the gains (losses) obtained from the Bank’s operations denominated in foreign currency.

g)             Relevant definitions and classification criteria

g.1) Classification of financial assets for measurement purposes

Financial assets are included for measurement purposes in one of the following categories:

·    Financial assets at fair value through profit and loss: this category includes the financial assets held for trading that are acquired principally for the purpose of generating a profit in the short term from fluctuations in their prices. This category includes the trading portfolio financial assets and derivative financial instruments not designated and effective as hedging instruments.

·    Available-for-sale financial assets: this category includes debt and equity securities not classified as “held-to-maturity investments,” “loans and accounts receivable from banks and customers” or “financial assets at fair value through profit or loss.”

·    Held-to-maturity investments: this category includes debt instruments, with fixed maturity and with fixed or determinable payments, for which the Bank has both the intention and proven ability to hold to maturity.

·    Loans and accounts receivable from banks and customers: this category includes financing granted to third parties, based on their nature, regardless of the type of borrower and the form of financing. Includes loans and accounts receivable from customers, interbank loans, and finance lease transactions in which the consolidated entities act as lessors.

·  Investments under agreements to resell: this category includes balances of financial instruments purchased under resale agreements.

g.2) Classification of financial assets for presentation purposes

Financial assets are classified by their nature into the following line items in the consolidated financial statements:

·    Cash and deposits in banks: this item includes cash balances, checking accounts and on-demand deposits with the Central Bank of Chile and other domestic and foreign financial institutions.

·    Cash in the process of collection: this item includes domestic transactions in the process of transfer through a domestic clearinghouse or international transactions that may be delayed in settlement due to time differences, etc.

·    Trading portfolio financial assets: this item includes financial instruments due for trading purposes and investments in mutual funds that must be adjusted to their fair value in the same way as instruments acquired for trading.

·    Derivative financial instruments: this item includes the positive fair value of derivative financial instruments including embedded derivatives separated from hybrid financial instruments. (See Note 8 “Derivatives Financial Instrument and Hedge Accounting”).

·    Loans and receivables from banks: this item includes the balances of transactions with domestic and foreign banks, including the Central Bank of Chile, other than those reflected in the preceding items.

·    Loans and receivables from customers: this item includes loans that are non-derivative financial assets for which fixed or determined amounts are charged, that are not listed on an active market and that the Bank does not intend to sell immediately or in the short term. When the Bank is the lessor in a lease, and it substantially transfers the risks and benefits incidental to the leased asset, the transaction is presented as a loan.

·    Financial investments available-for-sale: this item includes debt and equity securities not classified in any of the other categories.

·    Held-to-maturity investments: this item includes debt instruments traded in an active market, with fixed maturity and with fixed or determinable payments, for which the Bank has both the intention and proven ability to hold to maturity.

·    Investments under agreements to resell: this item includes balances of financial instruments purchased under resale agreements.

g.3) Classification of financial liabilities for measurement purposes

Financial liabilities are classified for measurement purposes into one of the following categories:

·    Financial liabilities at fair value through profit or loss: this category includes financial liabilities issued to generate a short-term profit from fluctuations in their prices, and financial liabilities arising from definitive sales of financial assets purchased under resale agreements or borrowed (“short positions”).

·    Financial liabilities at amortized cost: this category includes financial liabilities, regardless of their type and maturity, not included in any of the aforementioned categories that arise from the borrowing activities of financial institutions, regardless of their form and maturity.

g.4) Classification of financial liabilities for presentation purposes

Financial liabilities are classified by their nature into the following line items in the consolidated financial statements:

·    Current accounts and demand deposits: this item includes all on-demand obligations except for term savings accounts, which are not considered on-demand instruments in view of their special characteristics. Obligations for which payment may be required during the period are deemed to be on-demand obligations.

·    Transaction in the course of payment: this item includes transactions in the process of transfer through a domestic clearing house or international transactions that may be delayed as to transfer due to time differences, etc.

·    Obligations under repurchase agreements: this item includes the balance of sales of financial instruments under securities repurchase and loan agreements.

·    Time deposits and savings accounts: this item shows the balance of deposit transactions in which a term at the end of which the parties have stipulated a term, at the end of which the transactions become callable. This item also includes saving accounts.

·    Derivative financial instruments: this item includes financial derivative contracts either for trading or for hedging accounting purposes, as set forth in Note 8 “Derivatives Financial Instrument and Hedge Accounting.”

·    Borrowings from financial institutions: this item includes obligations due to other domestic banks, foreign banks, or the Central Bank of Chile, that were not classified in any of the previous categories.

·    Debt issued: this item encompasses obligations under letters of credit, subordinated bonds and senior bonds.

·    Other financial obligations: this item includes credit obligations to persons distinct from other domestic banks, foreign banks, or the Central Bank of Chile, for financing purposes or operations in the regular course of business.

h)             Operating segments

Itaú Corpbanca provides financial information by operating segment in conformity with IFRS 8 “Operating

Segments” in order to make disclosures that enable financial statement users to evaluate the nature and financial effects of the business activities in which the Bank engages and the economic environments in which it operates and to allow user to:

·                 Better understand the Bank’s performance;

·                 Better evaluate the Bank’s future cash flow projections;

·                 Form better opinions regarding the Bank as a whole.

To comply with IFRS 8, Itaú Corpbanca identifies operating segments, including the Bank’s operations in Chile and Colombia, that the Executive Committee (Chief Operating Decision Market or “CODM” uses to analyze and make decisions regarding operations, finance and investment decisions, based on the following elements:

i.    The nature of the products and services;

ii.   The type of class of customer for their products and services;

iii.  The methods used to distribute their products or provide their services; and

iv.  If applicable, the nature of the regulatory environment, for example, banking, insurance or public utilities.

The Executive Committee manages these segments through the use of its own internal profitability reporting system and reviews its segments based on the operational management result and uses indicators of efficiency, profitability and others to evaluate performance and allocate its resources. In addition, a geographical disclosure about the operations presented by the Bank in Colombia and Chile is added.

More information on each segment is presented in Note 4 “Segment Information.”

i)                Transactions involving repurchase agreements and securities lending

Pursuant to agreements to resell, the Bank purchases financial instruments, which are recorded as assets under the heading “Investments under agreement to resell,” and these instruments accrue interest under the effective interest rate method through the maturity date of the contract.

Investments sold subject to a repurchase obligation and that serve as security for the loan are presented under the heading “Trading portfolio financial assets” or “Financial investments available-for-sale,” respectively. A repurchase obligation is classified as a liability and recorded as “Obligations under repurchase agreements” and accrues interest under the effective interest rate method through the maturity date of the contract.

j)                Assets and liabilities measurement and classification criteria

j.1) The criteria for measuring the assets and liabilities presented in the statements of financial position are the following:

Measurement or valuation of assets and liabilities is the process of determining the amounts at which items of the financial statements are to be recognized and presented in the Statement of Financial Position and the Statement of Comprehensive Income. This involves selecting the particular basis or method of measurement.

Financial assets and liabilities are recorded initially at fair value which, unless there is evidence otherwise, is the transaction price. For instruments not measured at fair value through profit and loss the amounts originally recognized also include transaction costs directly attributable to the acquisition or issue of the asset or liability.

Financial liabilities are subsequently valued generally at amortized cost, except for financial liabilities designated as hedged items (or hedging instruments) and financial liabilities held for trading, which are valued at fair value.

The following measurement criteria are used for assets and liabilities recorded in the Statement of Financial Position:

·             Financial assets and liabilities measured at amortized cost:

The amortized cost of a financial asset or liability is the amount at which the financial asset or financial liability is measured at initial recognition minus principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between the initial amount and the maturity amount, and minus any reduction (directly or through the use of an allowance account) for impairment or uncollectibility.

For the amortized cost of a financial asset or liability, the effective interest method is a method of calculating the amortized cost of a financial asset or a financial liability (or group of financial assets or financial liabilities) and of allocating the interest income or interest expense over the relevant period.

·            Fair value measurements of assets and liabilities:

Fair value is defined as the price that will be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction on the main (or most advantageous) market as of the measurement date under current market conditions (i.e.. exit price), regardless of whether that price is directly observable or estimated using another valuation technique.

Fair value is a market-based measurement, not an entity-specific measurement. For some assets and liabilities, observable market transactions or market information might be available. For other assets and liabilities, observable market transactions or market information might not be available. However, the objective of a fair value measurement in both cases is the same — to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions’ and at which the market participant who holds the asset or liability could sell or transfer that asset or liability.

When a price for an asset or liability is not directly observable, the Bank will measure the fair value using another valuation technique that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. As fair value is a market-based measurement, it should be determined using the assumptions that market participants would use in pricing the asset or liability, including risk assumptions. As a result, the Bank’s intention to hold an asset or to settle or otherwise fulfill a liability is not relevant when measuring fair value.

A fair value measurement applies to a particular asset or liability. Thus, when measuring fair value, the Bank takes into account the same characteristics of the asset or liability that market participants would consider in pricing that asset or liability on the measurement date.

To increase the consistency and comparability of fair value measurements and related disclosures, the Bank uses and discloses a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and lowest priority to unobservable inputs (Level 3 inputs). Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability.

·            Assets valued at cost:

Cost is defined as the cost of the transaction to acquire the asset, less any impairment losses that may exist.

j.2) Measurement of financial assets and financial liabilities

(i)       Measurement of financial assets

(a)    Financial assets at fair value through profit or loss

Financial assets at fair value through profit and loss are initially measured at fair value. Transaction costs are recognized immediately in profit or loss. Subsequent to initial recognition financial assets at fair value through profit or loss are stated at fair value, with any gains or losses arising on remeasurement recognized in net income.

For “Trading portfolio financial assets,” fair value is based on market prices or valuation models prevailing on the closing date of the financial statements. Gains or losses from changes in fair value, as well as gains or losses from their trading are included in line item “Trading and investment income” within the statement of income. Accrued interest income and indexation adjustments are also included as “Trading and investment income.”

All purchases and sales of trading instruments to be delivered within the deadline period established by market regulations and conventions are recognized on the trade date, which is the date on which the commitment is made to purchase or sell the asset.

For “Derivative financial instruments” including foreign exchange forwards, interest rate futures, currency and interest rate swaps, interest rate options, and other derivative instruments, fair value is obtained from market quotes, discounted cash flow models and option valuation models, as appropriate. Derivatives contracts are presented on the statement of financial position as an asset when their fair value is positive and as a liability when the fair value is negative in the line item “Derivative financial instruments.”

Certain derivatives embedded in other financial instruments are treated as separate derivatives when their risk is not closely related to the economic characteristics and risks of the host contract and the host contract is not measured at fair value with changes in fair value recognized in net income.

On initial recognition, derivative contracts are designated by the Bank as a trading derivative or as a hedging instrument for hedge accounting purposes.

The changes in the fair value of trading derivatives are recorded in line item “Trading and investment income” within the Consolidated Statements of Income.

If the derivative is designated as a hedging instrument in a hedge relationship, this may be: (1) a fair value hedge of assets or liabilities or unrecognized firm commitments; (2) a hedge of cash flows related to recognized assets or liabilities that are highly probable, or forecast transactions; or (3) hedge of a net investment in a foreign operation.

A hedging relationship qualifies for hedge accounting if, and only if, all of the following conditions are met: (a) at the inception of the hedge there is formal designation and documentation of the hedging relationship; (b) the hedge is expected to be highly effective; (c) the effectiveness of the hedge can be reliably measured and; (d) the hedge is assessed on an ongoing basis and determined to have been highly effective throughout the financial reporting periods for which the hedge was designated.

Transactions with derivatives that do not qualify for hedge accounting are recognized and presented as trading derivatives, even if they provide an effective economic hedge for managing risk positions.

For fair value hedge, the gain or loss arising from the hedged item, attributable to the effective portion of the hedged risk, should adjust the book value of the hedged item and also be recognized in the income statement. Gains or losses from measuring the fair value of the hedged item and the hedging derivative instrument are recognized in the income statement.

If the hedged item in a fair value hedge is a firm commitment, the changes in the fair value of the firm commitment with respect to the hedged risk are recognized as assets or liabilities with the corresponding gain or loss recognized in the income statement. The gains or losses from measuring the fair value of the hedging derivative instrument are also recorded in the income statement.  When an asset or liability is acquired or assumed as a result of the fulfilling of the firm commitment, the initial carrying amount of the acquired asset or assumed liability is adjusted to include the cumulative change in the fair value of the firm commitment attributable to the hedged risk that was recognized in the statement of financial position.

For a cash flow hedge, when a derivative instrument hedges exposure to variability in cash flows of recognized assets or liabilities, or highly probable forecasted transactions, the effective portion of the changes in fair value with regard to the risk hedged is recognized in other comprehensive income. Any ineffective portion is immediately recognized in the income statement. The accumulated gains or losses recognized in other comprehensive income are reclassified to the income statement in the same period or periods in which the hedged item affects the income statement.

When a derivative instrument hedges exposure to variability in the amount of the Bank’s interest in the net assets of a foreign operation, the portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income and the ineffective portion is recognized in net income. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income is reclassified from equity to the income statement, as a reclassification adjustment on the disposal or partial disposal of the foreign operation.

(b)    Available-for-sale financial assets.

Instruments available for sale are initially recognized at fair value, including transaction costs. Subsequent to initial recognition, available for sale investments are measured at fair value. Gains or losses from changes in fair value are recognized in other comprehensive income within the line item for “Financial instruments available-for-sale.” When these investments are sold or impaired, the cumulative gains or losses previously incorporated into the financial investment available for sale reserve in equity are transferred to the income statement and reported under the line item for “Trading and investment income, Net.”

All purchases and sales of investment instruments to be delivered within the deadline period established by market regulations and conventions are recognized on the trade date, which is the date on which the commitment is made to purchase or sell the asset.

Investment instruments designated as hedging instruments are measured using the requirements established for hedge accounting.

(c)     Held-to-maturity investments

Held-to-maturity investments are measured at amortized cost using the effective interest method. In the case of held-to-maturity investments, amortized cost furthermore includes any reductions for impairment losses.

(d)    Loans and accounts receivables from banks and customers

Loans and accounts receivables are measured at amortized cost using the effective interest rate method, less any impairment if applicable.

(ii)   Measurement of financial liabilities

In general, financial liabilities on the Bank´s Statement of Financial Position are measured at amortized cost, as defined above, except for those financial liabilities designated as hedged items (or hedging instruments) in hedging relationships that are measured at fair value.

j.3) Valuation techniques

Financial instruments at fair value, determined on the basis of quotations in active markets, include government debt securities, private sector debt securities, shares, short positions, and fixed-income securities issued.

In cases where quotations cannot be observed, the Bank’s Management (“Management”) makes its best estimate of the price that the market would set using its own internal models. In most cases, these models use as significant inputs data based on observable market parameters and, in very specific cases, they use as significant inputs not observable in market data. Various techniques are employed to make these estimates, including the extrapolation of observable market data and other extrapolation techniques.

The main valuation techniques used by the Bank’s internal models to determine the fair value of derivatives are as follows:

(i).     In the valuation of financial instruments permitting static hedging (mainly “forwards” and “swaps”), the “present value” method is used. Estimated future cash flows are discounted using the interest rate curves of the related currencies. The interest rate curves are generally observable market data.

(ii). In the valuation of financial instruments requiring dynamic hedging (mainly structured options and other structured instruments), the Black-Scholes model is normally used. Where appropriate, observable market inputs are used to obtain factors such as the bid-offer spread, exchange rates, volatility, correlation indexes and market liquidity.

(ii). In the valuation of certain financial instruments exposed to interest rate risk, such as interest rate futures, caps and floors, the present value method (futures) and the Black-Scholes model (plain vanilla options) are used. The main inputs used in these models are observable market data, including the related interest rate curves, volatilities, correlations and exchange rates.

The non-observable inputs are described in Note 33 “Financial Assets and Liabilities Measured at Fair Value.”

The fair value of the financial instruments arising from the aforementioned internal models considers contractual terms and observable market data, which include interest rates, credit risk, exchange rates, the quoted market price of raw materials and shares, volatility and prepayments, among other things. The methodologies of the valuation models can be adjusted and evaluated, as appropriate, by internal calculation of fair value and subsequent comparison with the actively traded related price.

j.4) Offsetting

Financial asset and liability balances are offset if and only if there is a legally enforceable right to offset the recorded amounts and the Bank intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

j.5) Impairment of financial assets

Financial assets, other than those measured at fair value through net income, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired and impairment losses are incurred if, and only if, there is objective evidence of impairment as a result of one or more events that occurred after initial recognition of the asset (a “loss event”), and that loss event (or events) has an impact on the estimated future cash flow of a financial asset or group of financial assets that can be reliably estimated. It may not be possible to identify a single, discrete event that caused the impairment.

For available-for-sale equity investments, a significant or prolonged decline in the fair value of the security below its cost is considered to be objective evidence of impairment. For available-for-sale debt instruments, objective evidence of impairment could include significant financial difficulty of the issuer or breach of contract (such as a default or delinquency in payments), the probability that the issuer will enter bankruptcy or financial re-organization; or the cessation of an active market for that financial asset because of financial difficulties.

Additionally, certain categories of financial assets, such as loans and receivables from banks and customer assets that are not deemed to be impaired individually are also assessed for impairment on a collective basis.

For financial assets carried at amortized cost, the amount of impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

For equity securities included in the available-for-sale financial asset portfolio, should a significant or prolonged decline in value occur, the impairment loss is equal to the difference between the acquisition cost and current fair value and is recorded in the income statement.

When an available-for-sale financial asset is considered to be impaired, cumulative unrealized gains and losses previously recognized in other comprehensive income are reclassified to the income statement in the period.

In respect of available-for-sale equity securities, impairment losses previously recognized in net income are not reversed through income. Any increase in fair value subsequent to an impairment loss is recognized in other comprehensive income and accumulated under the heading “financial instruments available-for-sale.”

In respect of available-for-sale debt securities, impairment losses are subsequently reversed through net income if an increase in fair value of the investment can be objectively related to an event occurring after the recognition of the impairment loss.

The carrying amount of the financial asset is reduced by the impairment loss directly with the exception of loans and receivables from banks and customers, where the carrying amount is reduced through the use of an allowance account (“allowance for loan losses”). When a loan and receivable is considered uncollectible, and a related allowance for loan losses was recognized previous to its write-off, it is written off against the allowance account by charging and releasing provision through the income statement. Subsequent recoveries of amounts previously written off are credited against the income statement.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through net income to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

k)             Revenue and expense recognition

The most significant criteria used by the Bank to recognize revenue and expenses are summarized as follows:

1 Interest revenue, interest expense and similar items

Interest revenue and expense are recorded on an accrual basis using the effective interest method.

2 Commissions, fees, and similar items

Fee and commission income and expenses are recorded in the Consolidated Statements of Income based on criteria that differ according to their nature. The main criteria are:

·             Income/expenses arising from transactions or services that are performed over a period of time are recorded over the period of such transactions or services.

·             Income/expenses originating in a specific transaction are recognized they occur.

3 Non-finance income and expenses

Non-finance income and expenses are recognized on an accrual basis.

l)                Impairment

Assets are acquired for the benefit they will produce. Therefore, impairment occurs whenever their book value exceeds their recoverable amount; assets are tested for impairment whenever there are indicators that the carrying amount may exceed the recoverable value.

The Bank and its subsidiaries use the following criteria to test for impairment, if any:

Financial assets

A financial asset that is not recorded at fair value through profit and loss is evaluated at each period end in order to determine whether there is objective evidence of impairment. As of each reporting date, the Bank assesses whether there is objective evidence that a financial asset or a group of financial assets may be impaired. Financial assets or asset groups are considered impaired only if there is objective evidence of impairment as a result of one or more loss events that occurred after the initial recognition of the asset and the loss event(s) had an impact on the estimated future cash flows of the financial asset or asset group that can be reliably estimated. It may not be possible to identify a single loss event that individually caused the impairment.

An impairment loss for financial assets recorded at amortized cost is calculated as the difference between the asset’s carrying amount and the present value of the estimated future cash flows, discounted using the original effective interest rate of the financial asset.

Losses expected as the result of future events, whatever their probability, are not recognized. Objective evidence that an asset or group of assets is impaired includes observable data that comes to the attention of the asset holder about the following loss events: (i) significant financial difficulties of the issuer or the debtor; (ii) breach of a contract; (iii) granting of a concession by the lender to the issuer or the borrower, for economic or legal reasons relating to the borrower’s financial difficulty, that the lender would not otherwise consider; (iv) high probability of bankruptcy or other financial reorganization; (v) disappearance of an active market for a given financial asset due to financial difficulties; or (vi) evidence that there has been a measurable reduction in the estimated future cash flows from a group of financial assets since initial recognition, even if it cannot yet be identified with individual financial assets, including data such as: (a) adverse changes in the status of payments by borrowers included in the group; or (b) local or national economic conditions that are linked to delinquency for group assets).

·             Individually significant financial assets are examined individually to determine impairment. Remaining financial assets are evaluated collectively in groups that share similar credit risk characteristics. When the Bank determines that there is no objective evidence of impairment for an individually significant loan, it includes the loan in a group of loans of similar credit risk characteristics and collectively evaluates such loans for impairment.

All impairment losses are recognized in the income statement. Any cumulative loss related to available-for-sale debt instruments recognized previously in equity is transferred to the income statement, as explained in the circumstances note in j.5).

An impairment loss can only be reversed if it is objectively related to an event occurring after the impairment loss was recognized. Reversal of impairment on financial assets recorded at amortized cost and those classified as available-for-sale debt instruments is recorded in the income statement.

Non-financial asset

The carrying amounts of the Bank’s non-financial assets, excluding investment property and deferred taxes,

are reviewed regularly, or at least every reporting period, to determine whether indications of impairment exist. If such indication exists, the recoverable amount of the asset is then estimated. The recoverable amount of an asset is the greater of the fair value less costs to sell, whether for an asset or a cash-generating unit “CGU,” and its value in use. That recoverable amount is determined for an individual asset, unless the asset does not generate cash flows that are largely independent from the cash flows of other assets or asset groups.

When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered to be impaired and its value is reduced to its recoverable amount.

Upon assessing the value in use of an individual asset or CGU, estimated future cash flows are discounted to present value using a discount rate that reflects current market assessments of the time value of money and the specific risks that an asset may have.

Impairment losses recognized in prior years are assessed at each reporting date in search of any indication that the loss has decreased or disappeared. An impairment loss will be reversed only to the extent that the book value of the asset does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill

Goodwill is tested annually to determine whether impairment exists and when circumstances indicate that its book value may be impaired. Impairment of goodwill is determined by evaluating the recoverable amount of each cash CGU (or group of CGUs) to which goodwill is allocated. Where the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized.

Goodwill acquired in a business combination shall be allocated as of the acquisition date among the CGUs or group of CGUs of the acquirer that are expected to benefit from the synergies of the business combination, regardless of whether other of the acquiree’s assets or liabilities are allocated to these units. Impairment losses relating to goodwill cannot be reversed in future periods.

In accordance with IAS 36 “Impairment of Assets,” annual impairment testing is required for a CGU to which goodwill has been allocated and for intangible assets with indefinite useful lives. Different CGUs and different intangible assets can be tested for impairment at different times during the year as long as testing for the named asset is carried out at the same time each year.

m)         Property, plant and equipment

Property, plant and equipment consist of buildings, land, furniture, vehicles, computer hardware and other fixtures owned by the Bank or acquired under finance leases.

Property, plant and equipment for own use

Property, plant and equipment for own use is measured at acquisition cost less accumulated depreciation and accumulated impairment losses. Property, plant and equipment also includes assets received in lieu of payment that are intended to be held for continuing own use (See letter bb) below) and assets acquired under finance leases (see letter cc) below).

Depreciation is calculated using the straight line method over the acquisition cost of assets minus their residual value. The land on which buildings and other structures stand has an indefinite life and, therefore, is not subject to depreciation.

The estimated useful lives and residual value of the items of property, plant and equipment held for own use are reviewed at least at the end of each reporting period to determine significant changes therein. If changes are detected, the useful lives of the assets are adjusted by correcting the depreciation charge to be recorded in the consolidated statements of income in future years of the new useful lives.

Maintenance expenses are recorded as an expense in the period in which they are incurred.

n)             Loans and receivables

Loans and receivables from customers and loans and receivables from banks, both originally granted by the Bank and acquired, are non-derivative financial assets with fixed or defined charges that are not quoted on an active market and that the Bank has no intention of selling immediately or in the short term. These items are valued initially at cost plus incremental transaction costs and subsequently measured at amortized cost using the effective interest rate method.

When the Bank is the lessor in a lease agreement and transfers substantially all incidental risks and rewards over the leased asset, the transaction is presented as a loan.

o)             Factored receivables

Factored receivables are valued at the purchase price of the loan. The price difference between the amounts paid and the current face value of the receivables is recognized as deferred interest income derived from the related receivables and recorded as interest income over the financing period, except if such receivables are derecognized.

p)             Lease receivables

Lease receivables, included in “loans and receivables from customers” are periodic payments from lease agreements that meet certain requirements necessary to qualify as finance leases. These receivables are presented at the aggregate value of the minimum lease payments plus residual value net of unearned interest as of year-end.

Assets leased among consolidated companies are treated as assets held for own use in the financial statements.

q)             Allowances for loan losses

Clients are individually assessed for impairment mainly considering the significance of the exposure at the year end. Large number of loans for amounts that are not individually significant are collectively assessed for impairment. The criteria used for determining whether the financial assets are individually significant is periodically reviewed by the Bank.

The impairment losses on these loans are determined:

·             individually, for all individually significant loans and for those which, although not significant, cannot be classified as part of homogenous groups of loans of similar characteristics, i.e., by type of loan, customer’s industry and geographical location, type of guarantee, age of past-due amounts, etc.

·             collectively, for those with similar credit risk characteristics.

·             when the Bank determines that there is no objective evidence of impairment for an individually significant loan, it includes the loan in a group of loans of similar credit risk characteristics and collectively evaluates such loans for impairment.

Criteria for determining impairment losses may consist of:

·             significant financial difficulty on the part of the customer;

·             evidence of a deterioration of the customer’s ability to pay, either because it is in arrears or for other reasons;

·             the probability that the customer will enter bankruptcy or other financial reorganization; and/or

·             observable data at a portfolio (collectively analyzed) level indicating that there is a measurable decrease in the estimated future cash flows, although the decrease cannot yet be ascribed to individual loan in the portfolio, such as adverse changes in the payment status of customer in the portfolio or national or local economic conditions that correlate with defaults on the loans in the portfolio.

Write-offs

Loans and receivables are written off (the entire unpaid principal balance and related accrued interest balance) when we have determined that there is no longer any realistic prospect of recovery of part or all of the loans and receivable. The internal estimated time frames from initial impairment to write-off are as follows:

Type of loans
Consumer loans with or without collaterals	6 months
Consumer leasing	6 months
Other non-real estate leasing operations	12 months
Other operations without collaterals	24 months
Commercial loans with collaterals	36 months
Real estate leasing (commercial and mortgage)	36 months
Mortgage loans	48 months

Initial impairment starts from the date in which all or part of the loans and receivables fall into arrears.

Subsequent payments received from written-off loans and receivables are recognized in the income statement as recoveries.

r)              Contingent assets and liabilities

Contingent assets and liabilities are those operations or commitments in which the Bank assumes a credit risk upon committing itself to third parties, before the occurrence of a future fact, to make a payment or disbursement that must be recovered from its clients.

The Bank keeps a record of the following balances related to commitments or to liabilities of its own line of business in memorandum accounts: collateral and guarantees, confirmed foreign letters of credit, documentary letters of credit issued, bank vouchers, inter-bank vouchers, freely disposable lines of credit, other credit commitments and other contingencies.

s)               Provisions and contingent liabilities

Provisions are liabilities involving uncertainty about their amount or maturity. They are recorded in the Consolidated Statements of Financial Position when the following requirements are met:

·a present (legal or implicit) obligation has arisen from a past event; and

·as of the date of the consolidated financial statements, it is probable that the Bank and/or its controlled entities will have to disburse resources to settle the obligation and the amount can be reliably measured.

A contingent liability is any obligation that arises from past events whose existence will be confirmed only if one or more uncertain future events occur that are not within the control of the Bank and its controlled entities.

The annual consolidated financial statements include all material provisions with respect to which it is considered more likely than not that the obligation will have to be settled.

Provisions that are quantified on the basis of the best available information regarding the consequences of the event that gives rise to them, and are re-estimated at the end of each accounting period are used to cover the specific obligations for which they were originally recognized, and are reversed in full or in part when those obligations cease to exist or are reduced.

Provisions are classified into the following groups in the Consolidated Statements of Financial Position based on the obligations they cover:

·Employee benefits and staff salaries

·Mandatory dividends

·Contingencies

t)                Income and Deferred taxes

The Bank and its subsidiaries have recorded income tax expense for each reporting period in accordance with current tax laws in the country where each of its entities and subsidiaries operates (see Note 14 “Income Taxes”).

The tax expense on profit for the period includes the sum of current taxes that result from applying current tax rates to the taxable income for the period and the deferred tax expense recognized in consolidated profit or loss. The Bank and its subsidiaries recognize, when appropriate, deferred tax assets and liabilities for future estimates of tax effects attributable to differences between the book and tax values of assets and liabilities.

Deferred tax assets and liabilities are determined based on the tax rate applicable in the period in which the deferred tax assets and liabilities are expected to be recovered or settled. The effects of future changes in tax legislation or tax rates are recognized in deferred taxes when the tax legislation is enacted or substantially enacted. The effects of deferred taxes for temporary differences between the tax and book basis are recorded on an accrual basis in accordance with IAS 12 “Income Taxes.”

Tax Reforms

a.         Chile

As of period end, the deferred taxes of the Bank and its Chilean subsidiaries have been adjusted based on the current corporate income tax rates contained in Law No. 20,780, published on September 29, 2014. The law progressively increases the tax rate to 21% for fiscal year 2014, 22.5% for 2015, 24% for 2016 and 25% for 2017 and beyond for taxpayers applying the Attributed Income System. Taxpayers applying the Partial Credit Imputation Regime will have a rate of 25.5% in 2017 and 27% in 2018 and beyond. The latter applies to the Bank.

It should be pointed out that according to the new Article 14 of Chile’s Income Tax Law as amended by Law No. 20,899 of February 8, 2016, as of 2017, the Bank and Chilean subsidiaries are subject to the Partial Credit Imputation Regime, because public limited companies are subject to this regime, by default and unable to opt for the Attributed Income System.

b.         Colombia

On December 29, 2016, Law No. 1,819 was published in Colombia. This law introduced a variety of amendments Colombia’s Tax Statutes, strengthened the role of the Colombian Internal Revenue Service (“DIAN”) and introduced several mechanisms to prevent tax evasion. One of the main amendments reduced the income tax rate for commercial year 2017 to 40%, consisting of a 34% general tax and a 6% surcharge. In 2018, the tax rate will fall to 37%, consisting of a 33% general rate and a 4% surcharge. Finally, from 2019 onwards, the income tax rate will be 33% and there will be no surcharge.

Deferred taxes for the Bank’s Colombian subsidiaries have been adjusted based on the new income tax rates contained in Law No. 1,819, published on December 29, 2016.

c.          New York

On December 22, 2017, the United States enacted a tax reform statute that introduced various modifications to the system tax. This reform, among other things, reduced tax rates, modified international tax regulations and made significant changes in the manner in which tax losses are recovered. One of the main modifications is related to a decrease in the income tax rate from 35% to 21% starting from January 1, 2018.

In light of these modifications, the deferred taxes of Chilean, Colombian and New York companies have been recorded according to the rates in the periods when reversal of each temporary difference is expected.

In consideration of the aforementioned legal changes, the deferred taxes of companies operating in Chile have been recorded at a maximum recovery or settlement rate of 27% for the temporary differences reversed as from 2018. For their part, the deferred taxes of companies operating in Colombia have been recorded at a recovery rate of 33%, for the temporary differences reversed as from 2019. The deferred taxes of New York branch have been recorded at a rate of 21%.

u)             Derecognition of financial assets and liabilities

Accounting for transfers of financial assets is based on the degree and way in which the risks and rewards associated with the transferred assets are transferred:

1.         If the risks and rewards are substantially transferred to third parties (e.g.. unconditional sales, sales with repurchase agreements at fair value as of the date of repurchase, sales of financial assets with a purchase option deemed deep-out-of-the-money, use of assets in which the transferor does not retain subordinate financing or transfer any type of credit enhancement to the new holders and other similar cases), the transferred asset is derecognized from the balance sheet and any rights or obligations retained or created upon transfer are simultaneously recognized.

2.         If the risks and rewards of the transferred financial asset are substantially retained (e.g.. sales of financial assets with repurchase agreements at fixed prices or for the sales price plus interest, securities lending agreements in which the borrower has the obligation to return the securities or similar assets and other similar cases) the transferred asset is not derecognized from the balance sheet and will continue to be valued using the same criteria used before the transfer.  Otherwise, the following is recorded in accounting:

a)        A financial liability for an amount equal to the consideration received, which is subsequently valued at amortized cost.

b)        Both income from the transferred (but not derecognized) financial asset and expenses for the new financial liability.

3.         If the risks and rewards of the transferred financial asset are not substantially transferred or retained (e.g.. sales of financial assets with a purchase option deemed not deep-in-the-money or deep-out-of-the-money, use of assets in which the transferor assumes subordinate financing or another type of credit enhancement for part of the transferred asset and other similar cases), the following will be analyzed:

a)        If the transferor has not retained control of the transferred financial asset, it will be derecognized, and any rights or obligations created or retained upon transfer will be recognized.

b)        If the transferor has retained control of the transferred financial asset, it will continue to be recognized in the Statement of Financial Position for an amount equal to its exposure to the changes in value that it may experience and a financial liability will be recognized for the financial asset transferred. The net amount of the transferred asset and the associated liability will be the amortized cost of the rights and obligations retained if the transferred asset is measured at amortized cost, or the fair value of the rights and obligations retained if the transferred asset is measured at fair value.

As a result, financial assets will only be derecognized when the rights over the cash flows have been extinguished or when substantially all implicit rights and rewards have been transferred to third parties. Likewise, financial liabilities are only derecognized from the Statement of Financial Position when the obligations they generate have been extinguished.

v)             Employee Benefits

Short-term benefits

Short-term employee benefits are employee benefits (other than termination benefits) that are due to be fully settled within 12 months after the end of the reporting period in which the employees render the related services.

When an employee has rendered service to an entity during an accounting period, the entity shall recognize the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service:

a)        as an expense, unless another IFRS requires or permits the inclusion of the benefits in the cost of an asset.

b)        as a liability (accrued expense), after deducting any amount already paid. If the amount already paid exceeds the undiscounted amount of the benefits, an entity shall recognize that excess as an asset (prepaid expense) to the extent that the prepayment will lead to, for example, a reduction in future payments or a cash refund.

Vacation expense

The annual cost of personnel vacation and benefits is recorded on an accrual basis.

Post-employment benefits

Post-employment benefits are employee benefits (other than termination benefits and short-term employee benefits) that are payable after the completion of employment. Post-employment benefit plans are formal or informal arrangements under which an entity provides post-employment benefits for one or more employees. Post-employment benefit plans are classified as either defined contribution plans or defined benefit plans, depending on the economic substance of the plan as derived from its principal terms and conditions.

Other long-term benefits

Other long-term employee benefits include all employee benefits other than short-term employee benefits, post-employment benefits and termination benefits.

The standard requires a simplified method of accounting for other long-term employee benefits. In contrast to the accounting required for post-employment benefits, this method does not recognize new measurements in other comprehensive income.

Termination benefits

Termination benefits are employee benefits payable as a result of either:

a)        an entity’s decision to terminate an employee’s employment before the normal retirement date; or

b)        an employee’s decision to accept voluntary redundancy in exchange for those benefits.

An entity shall recognize termination benefits as a liability and an expense at the first of the following dates:

(i)        when the entity no longer has a realistic possibility of withdrawal; or

(ii)     when the entity recognizes restructuring costs that fall within the scope of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” and involve the payment of termination benefits.

w)           Debt issued

The financial instruments issued by the Bank and subsidiaries are classified in the Consolidated Statement of Financial Position within “debt issued,” where the Bank has an obligation either to deliver cash or another financial asset to the holder, or to satisfy the obligation by the exchange of a fixed amount of cash or other financial asset.

After initial measurement, debt issued is subsequently measured at amortized cost using the effective interest rate. Amortized cost is calculated by taking into account any discount, premium or cost related directly to the issuance.

x)             Intangible assets

Intangible assets are identified as non-monetary assets (separately identifiable from other assets) without physical substance that arise as a result of a legal transaction or are separately identifiable. They are assets for which cost can be estimated reliably and from which the consolidated entities consider it probable that future economic benefits will be generated. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition.

These intangible assets are recorded initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortization or any accumulated impairment losses.

An entity will evaluate whether the useful life of an intangible asset is finite or indefinite and, if finite, will evaluate the duration or number of units of production or other similar units that make up its useful life. The entity will consider an intangible asset to have an indefinite useful life when, on the basis of an analysis of all relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

An intangible asset is accounted for based on its useful life. An intangible asset with a finite useful life is amortized over its economic useful life and reviewed to determine whether any indication of impairment may exist. The amortization period and method are reviewed at least once every reporting period. An intangible asset with an indefinite useful life is not amortized and the relevant entity will determine if the asset has experienced an impairment loss by comparing its recoverable amount to its carrying amount on a yearly basis and at any time during the year in which there is an indication that its value may be impaired.

(i) Software

Computer software acquired by the Bank is accounted for at cost less accumulated amortization and impairment losses.

Expenses for internally developed software are recognized as an asset when the Bank is able to demonstrate its intent and ability to complete development and use it internally to generate future economic benefits and can reliably measure the costs of completing development.  Capitalized costs of internally developed software include all costs directly attributable to developing the software and are amortized over their useful lives.  Internally developed software is accounted for at capitalized cost less accumulated amortization and impairment losses.

Subsequent expenses for the recognized asset are capitalized only when they increase the future economic benefit for the specific assets.  All other expenses are recognized in profit or loss.

(ii) Arising from business combinations

In accordance with IFRS 3, when intangible assets are acquired and/or generated in a business combination, their cost is the fair value as of the date of acquisition. The fair value of an intangible asset must reflect the expectations of market participants as of the acquisition date regarding the likelihood that the future economic benefits incorporated into the asset will flow to the entity. In other words, the entity expects an inflow of economic benefits, even if there is uncertainty regarding the date or amount.

In accordance with IAS 38 “Intangible Assets” and IFRS 3 “Business Combinations”, the acquirer shall recognize an intangible asset from the acquiree on the date of acquisition separately from goodwill, regardless of whether the asset had been recognized by the acquiree before the business combination.

The business combination between Banco Itaú Chile and Corpbanca gave rise to intangible assets and goodwill.

(iii) Other identifiable intangible assets

This item applies to intangible assets that qualify as identifiable, which means the assets are controlled by the Bank, their cost can be reliably measured and the assets are likely to generate future economic benefits.

y)             Cash flow statement

The Bank presents its cash flows from operating, investing and financing activities in a manner that is most appropriate to its business. Classification by activity provides information that allows users to assess the impact of those activities on the financial position of the entity and the amount of its cash and cash equivalents. This information may also be used to evaluate the relationships among those activities.

For the preparation of the cash flow statement, the Bank applied the indirect method, in which, starting with the Bank’s consolidated income before taxes, non-cash transactions were subsequently added/subtracted, as were income and expenses associated with cash flows classified as investing or financing activities.

The preparation of the cash flow statements takes the following items into account:

a)                                    Cash flows. The inflow or outflow of cash and cash equivalents, which includes Central Bank of Chile deposits, domestic bank deposits, and foreign bank deposits (includes Bank of the Republic of Colombia deposits).

b)                                    Operating activities. Normal activities performed by the Bank, as well as other activities that cannot be classified as either investing or financing. In this section, the Bank includes among other, items, investments under agreements to resell and obligations under repurchase agreements, foreign borrowings, available-for-sale and held-to-maturity investments, dividends received from investment, etc.

The Bank’s activity of granting loans encompasses activities with its debtors and related activities that provide the funding to the loans granted. Since the funding for granting such loans is provided by, among other sources, foreign borrowings, repurchase agreements and securities lending, the company presents the related cash flows as operating activities.

c)                                     Investment activities. The acquisition, sale or disposal by other means, of long-term assets and other investments not included in cash and cash equivalents.

d)                                    Financing activities. Activities that produce changes in the size and composition of the net shareholders’ equity and liabilities that are not part of operating activities or investments.

In the statement of cash flows, cash and cash equivalents are defined as cash balances and bank deposits plus the net balance of cash in the process of collection, plus highly-liquid trading and available-for-sale securities with insignificant risk of changing value, maturing in no more than three months from the date of acquisition and repurchase agreements with similar conditions. Cash and cash equivalents balances and their reconciliation to the cash flow statement are detailed in Note 5 “Cash and cash equivalents.”

The Statements of Cash Flows also includes investments in fixed-income mutual funds that are presented together with trading securities in the Consolidated Statement of Financial Position. Balances of cash and cash equivalents and their reconciliation with the Consolidated Statement of Cash Flows are detailed in Note 5 “Cash and Cash Equivalents.”

The provision for loan losses presented in the operating section does not correspond to the amount presented in the statements of income because, for cash flow statement purposes, the provision for loan losses excludes recoveries of assets previously written-off.

z)              Use of estimates

The preparation of the financial statements requires Management to make estimates and assumptions that affect the application of the accounting policies and the reported amounts of assets, liabilities, revenues and expenses.  Actual results may differ from these estimates.

The Bank has established allowances to cover incurred losses. Therefore to estimate the allowances, the allowances must be regularly evaluated taking into consideration factors such as changes in the nature and volume of the loan portfolio, trends in forecasted portfolio quality, credit quality and economic conditions that may adversely affect the borrowers’ payment capacity. Increases in the allowances for loan losses are reflected as “Provisions for loan losses” in the Consolidated Statement of Income. Loans are write-off when Management determines that a loan or a portion thereof is uncollectible. Write-offs are recorded as a reduction of the provisions for loan losses.

The relevant estimates and assumptions are regularly reviewed by Management to quantify certain assets, liabilities, revenues, expenses, and commitments. Revised accounting estimates are recorded in the period in which the estimate is revised and in any affected future period.

These estimates, made on the basis of the best available information, mainly refer to:

• Useful life of material and intangible assets (Notes 12, 13 and 30)

• Valuation of goodwill (Notes 12 and 30)

• Provisions (Note 19)

• Fair value of financial assets and liabilities (Notes 6, 7, 8, 11 and 33)

• Contingencies and commitments (Note 21)

• Impairment losses for certain assets (Notes 9, 10, 27 and 30)

• Current and deferred taxes (Note 14)

• Consolidation perimeter and evaluation of control (Note 1.2, letter c)).

aa)      Mandatory dividends

The Bank records within liabilities (as a provision) the portion of profit for the year that should be distributed to comply with the Chilean Corporations Act (30%) or its bylaws.  For the years 2017 and 2016, the Bank provisioned 30% and 50% of its profits, respectively. This provision is recorded within “provision for minimum dividends” by reducing “retained earnings” within the Consolidated Statement of Changes in Equity.

Banco Itaú Chile had a policy of not distributing dividends, but in accordance with the transaction agreement signed for the integration of Corpbanca, the companies agreed to distribute 50% of the profit generated for the year 2016. Notwithstanding the above, for the distribution of dividends for that year, on March 27, 2017, at an Ordinary Shareholders’ Meeting, the shareholders agreed to reduce said amount to MCh$618 (see note 22).

Title VII of the bylaws of Itaú Corpbanca establishes that the Bank must distribute an annual cash dividend to its shareholders, as proposed by the Board and prorated based on their shareholdings, of at least thirty percent (30%) of profit for each year. In any event, no dividends may be distributed if there are any capital losses until those losses have been remedied, nor may dividends by distributes if any distribution would cause the Bank to breach any of the capital requirements in the Chilean General Banking Law.

For the purpose of distributing dividends, the Bank will adhere to the terms of the Transaction Agreement (signed January 29, 2014), which was approved at an Ordinary Shareholders’ Meeting held March 11, 2016.

bb)      Leasing

a. Finance leases

Finance leases are leases that substantially transfer all the risks and rewards incidental to ownership of the leased asset to the lessee.

When the Bank acts as the lessor of an asset, the sum of the present value of the lease payments receivable from the lessee plus the guaranteed residual value, which is generally the exercise price of the lessee’s purchase option at the end of the lease term, is recorded as loans to third parties and is therefore included under “Loans and accounts receivable from customers, net” in the Consolidated Statements of Financial Position.

When the Bank acts as lessee, it shows the cost of the leased assets in the Consolidated Statements of Financial Position based on the nature of the leased asset, and simultaneously records a liability for the same amount (which is the lower of the fair value of the leased asset and the sum of the present value of the lease payments payable to the lessor plus, if appropriate, the exercise of the purchase option). The depreciation policy for these assets is consistent with that for property, plant and equipment for own use.

In both cases, the finance revenues and finance expenses arising from these contracts is credited and debited, respectively, to “Interest income” and “Interest expense” in the Consolidated Statements of Income so as to achieve a constant rate of return over the lease term.

b. Operating leases

In operating leases, ownership of the leased asset and substantially all the risks and rewards incidental thereto remain with the lessor.

When the consolidated entities act as the lessor, they present the acquisition cost of the leased assets under property, plant and equipment. The depreciation policy for these assets is consistent with that for similar items of property, plant and equipment held for own use. Income from operating leases is recorded on a straight line basis under “Other operating income” in the Consolidated Statements of Income.

When the consolidated entities act as the lessees, the lease expenses, including any incentives granted by the lessor, are charged on a straight line basis to “Administrative and other expenses” in the Consolidated Statements of Income.

cc)        Fiduciary activities

The Bank and its subsidiaries provide trust and other fiduciary services that result in the holding or investing of assets on behalf of customers. Assets held in a fiduciary capacity are not reported in the consolidated financial statements, as they are not the assets of the Bank. Contingencies and commitments arising from this activity are disclosed in Note 21 “Contingencies, Commitments and Responsibilities.”

dd)      Non-Current assets held for sale

Non-current assets (or disposal groups made up of assets and liabilities) that are expected to be recovered primarily through sale, rather than through continued use, are classified as held for sale. Immediately before being classified as such, the assets (or elements of a disposal group) are remeasured in accordance with the Bank’s accounting policies. From this time forward, assets (or disposal groups) are measured at the lesser of the carrying amount or the fair value less costs to sell.

Impairment losses after the initial classification of assets held for sale and gains and losses after revaluation are recognized in profit or loss. Gains are not recognized if they exceed any accumulated loss.

The Bank includes the following as non-current assets held for sale:

·             Assets received or awarded in lieu of payment of loans and accounts receivable from customers are initially recognized at the price agreed by the parties or when the parties do not reach an agreement, at the value at which the Bank is awarded those assets at a judicial settlement. Such values approximate the assets’ market value as the valuations are determined from market-based evidence by appraisals from by professionally qualified appraisers at the time of the receipt of the assets. The value as of December 31, 2017 was MCh$18.308 (MCh$ 18,855 as of December 31, 2016 and MCh$1,785 as of December 31, 2015).

·             As of December 31, 2016, the values related to the investment in SMU CORP S.A., after evaluating the requirements in IFRS 5, are classified as non-current assets available for sale. SMU CORP S.A. is a subsidiary that was acquired exclusively for resale. Its assets and liabilities are valued at MCh$18,309 (disclosed in “Non-current assets held for sale”) and MCh$7,032 (disclosed in “Liabilities directly associated with non-current assets held for sale”). See Note 15 letter b) and Note 20 letter b).

As of December 31, 2016 the investment was available for immediate sale in its current condition and the sale was considered highly likely as the Bank’s senior management was committed to the sale. The Bank had no intention of changing its mind regarding this sale and, therefore, had already begun the process of identifying a buyer, which it expected to conclude within a year. The transaction was completed within one year as detailed in Note 3 “Relevant Events”.

ee)        Earnings per share

Basic earnings per share are determined by dividing the net income attributable to equity holders of the Bank in a period by the weighted average number of shares outstanding during the period.

Diluted earnings per share are determined in a similar manner as basic earnings per share, but the net income attributable to equity holders of the bank and the weighted average number of outstanding shares are adjusted to take into account the potential diluting effect of stock options, warrants, and convertible debt.

As of December 31, 2017, 2016 and 2015, the Bank did not have instruments that generated diluting effects on income attributable to equity holders of the Bank.

ff)          Securitization

The Bank does not have any securitized financial liabilities or equity instruments.

gg)      Statement of compliance with International Financial Reporting Standards (IFRS)

These consolidated financial statements for the years ended December 31, 2017, 2016 and 2015, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.

Application of International Financial Reporting Standards (IFRS)

a)        The following new standards and interpretations have been adopted in these Consolidated Financial Statements:

·Amendments and improvements

IAS Amendments to IAS 7, “Statement of cash flows” — Published in February 2016. These amendments to IAS 7 introduce an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities.

The Bank’s management evaluated the impact of the adoption of this new standard and concluded that its application had no significant impact on its consolidated financial statements and presents the additional disclosures in the Consolidated Statements of Cash Flows.

Amendments to IAS 12, “Income taxes” — Published in February 2016. These amendments on the recognition of deferred tax assets for unrealized losses clarify how to account for deferred tax assets related to debt instruments measured at fair value, in the following aspects:

·             Losses on debt instruments measured at fair value and at cost for tax purposes give rise to a deductible temporary difference, regardless of whether the debt instrument’s holder expects to recover the carrying amount of the debt instrument by sale or by use.

·             The carrying amount of an asset does not limit the estimation of probable future taxable profits.

·             Estimates for future taxable profits exclude tax deductions resulting from the reversal of deductible temporary differences.

·             An entity assesses a deferred tax asset in combination with other deferred tax assets. Where tax law restricts the utilization of tax losses, an entity would assess a deferred tax asset in combination with other deferred tax assets of the same type.

The Bank’s management evaluated the impact of adopting these amendments/new standards and concluded that the amendments would not impact tax disclosures because deferred taxes arising from unrealized losses are determined on the basis of their ability to be credited against tax concepts.

·Amendment to IFRS 12, “Disclosure of interests in other entities”. This amendment clarifies the scope of IFRS 12. This amendment should be applied retrospectively for annual periods beginning on or after January 1, 2017.

The Bank’s management analyzed this amendment in detail and concluded that the disclosures under IFRS 12 that are applicable have been complied with materially.

b)        The following new standards and interpretations have been issued but are not yet in effect as of December 31, 2017:

·Standards and interpretations

IFRS 9 “Financial instruments” - IFRS 9 “Financial Instruments” (2015) (IFRS 9) - IFRS 9 (2015). In July 2014, IASB approved IFRS 9 to replace IAS 39 “Financial Instruments: Recognition and Measurement.”

The IASB has published the full version of IFRS 9, which replaces the application guidance of IAS 39. This final version includes requirements relating to the classification and measurement of financial assets and liabilities and an expected credit loss model that replaces the current impairment loss model incurred. The section of IFRS9 relating to hedge accounting that is part of this final version of IFRS 9 had already been published in November 2013. Its early adoption is allowed.

The Bank currently expects that the first financial statements to be disclosed under IFRS 9 will be effective for those for the years ended December 31, 2018.

a.         Implementation of IFRS 9 “Financial Instruments”

The new standard is structured to address the following concepts:

I.           Classification and measurement of financial assets. The classification of financial assets should depend on two criteria: the entity´s business model for managing its financial assets and the characteristics of the contractual cash flow of financial assets;

·            The business model is determined at a level that reflects how the groups of financial assets are jointly managed to achieve a specific commercial purpose and generate cash flows, not depending on the management’s intentions with respect to an individual instrument. Accordingly, it represents whether cash flows will result from contractual cash flows, the sale of financial assets or both; and

·            Characteristics of the contractual cash flows of financial assets: identification of asset cash flows that constitute only payment of principal and interest by applying the Solely Payment Principal and Interest (“SPPS”) test.

II.          Allowances for impairment. The new standard introduces the concept of expected loss (including the use of prospective information) and classification in three phases. An asset will migrate from the phase as the credit risk deteriorates. If, in a subsequent period, the quality of a financial asset improves or the significant increase in the previously identified credit risk is reversed, the financial asset may return to the phase 1, unless it is a financial asset originated with credit recovery issues.

·            Phase 1. Credit losses expected for 12 months: represented possible default events within 12 months. Applicable to financial assets without significant increase in credit risk and no credit recovery issues in origination.

·            Phase 2. Permanent credit losses expected over the life of the financial instrument: resulting from any possible default event. Applicable to financial assets with a significant increase in credit risk, but which were not originated with recovery issues.

·            Phase 3. Permanent credit losses expected for assets with credit recovery issues: Applicable to financial assets considered to have credit recovery issues due to the occurrence of one or more events that negatively impact the estimated cash flows for such asset. Financial assets that are not originated with recovery issues, but that subsequently had recovery issues, differ from phase 2 due to the recognition of interest income by applying the effective interest rate at amortized cost (net of provision) rather than the gross carrying amount.

III.        Hedge accounting. The hedge accounting requirements are directly related to risk management and should be applied prospectively. Itaú Corpbanca will continue to apply the hedge accounting requirements established in IAS 39, as permitted by IFRS 9. An entity may elect to begin to apply the hedge accounting requirements of IFRS 9 after the transit to IFRS 9 at the beginning of any subsequent reporting period.

During the second half of 2017, Itaú Corpbanca conducted simulations to obtain a better understanding of the potential effect of the new accounting standard. The transition to IFRS 9 will cause, in accordance with management’s best estimate, a reduction in stockholder’s equity of not higher than 3.8%.

The impacts of the transition are based on the Bank’s best estimates as of the date of this report and the identified adjustments will be recognized in accumulated results as of the transition date, directly raising equity (prospectively).

The SBIF has not adopted IFRS 9 as part of the accounting standards and instructions issued by the SBIF. As a result the changes introduced to IFRS 9 are not currently expected to have any impact on the financial statements used for regulatory purposes or on its solvency indicators.

IFRS 15 “Revenue from contracts with customers” — Published on May 2014. This standard establishes the guidance that an entity must apply for the presentation of useful information to the users of the financial statements in relation to the nature, amount, timing and uncertainty of the revenues and cash flows derived from contracts with customers. The basic principle is that an entity will recognize the revenues that represent the transfer of goods or services promised to customers in an amount that reflects the consideration that the entity expects to be entitled to in exchange for those goods or services. Its application supersedes IAS 11 “Construction Contracts”; IAS 18 “Revenue”; IFRIC 13 “Customer loyalty programs”; IFRIC 15 “Agreements for the construction of real estate”; IFRIC 18 “Transfers of Assets from Customers”; and SIC-31 “Barter transactions involving advertising services.” Early adoption is permitted.

The Bank’s management evaluated the impact of the adoption of this new standard and concluded that its application had no significant impact on its consolidated financial statements.

IFRS 16 “Leases” — Published in January 2016. This standard establishes the recognition, measurement, presentation and disclosure of leases. IFRS 16 replaces IAS 17 and introduces a single lease accounting model and requires a lessee to recognize the assets and liabilities of all leases with a maturity of more than 12 months, unless the underlying asset is of a low value. The objective is to ensure that lessees and lessors provide relevant information in a way that faithfully represents the transactions. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, and its early application is permitted for entities applying IFRS 15 or before the date of the initial application of IFRS 16.

The Bank’s Management is evaluating the potential impact of the adoption of this new pronouncement through by analyzing its lease agreements, which will allow the Bank to reflect the effects both in its Consolidated Financial Statements and in its solvency indicators. For this, The Bank’s parent company (Itaú Unibanco Holding S.A) made available material that allowed us to define and identify the Bank’s initial status in this matter.

IFRS interpretation Committee (“IFRIC”) 22 “Foreign currency transactions and advance consideration” — Published in December 2016. This IFRIC standard addresses foreign currency transactions or parts of transactions in which consideration is denominated or priced in a foreign currency. The interpretation provides guidance for when a single payment/receipt is made as well as for situations where multiple payments/receipts are made. The guidance aims to reduce diversity in practice. Its application is mandatory for annual periods beginning on January 1, 2018.

The Bank’s management evaluated the potential impact of these amendments / new pronouncements on the Bank’s financial statements and concluded that there are no relevant impacts.

IFRIC 23 “Uncertainty over Income Tax Treatments”— Published in June 2017. This standard aims to reduce diversity in how companies recognize and measure a tax liability or tax asset when there is uncertainty over income tax treatments. The interpretation addresses how to reflect uncertainty in accounting for income taxes and is applicable to the determination of tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments under IAS 12. This standard is effective for periods beginning on or after January 1, 2019.

The Bank’s management is still in the process of evaluating the potential impact of these amendments / new pronouncements.

·Amendments and improvements

Amendments to IFRS 10 “Consolidated financial statements” and IAS 28 “Investments in associates and joint ventures” — Published in September 2014. These amendments address a conflict between the requirements of IAS 28 and IFRS 10 and clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture. The amendments require the recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business and a partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognized only to the extent of the unrelated investors’ interests in that associate or joint venture.

On December 17, 2015, the IASB deferred the effective date for these amendments indefinitely.

The Bank’s management analyzed these amendments in detail and concluded that they do not apply to the Bank financial statements because the Bank does not engage in this type of transaction with its associates and does not currently have any joint ventures.

Amendment to IFRS 15, “Revenue from contracts with costumers”- Published in April 2016.  These amendments comprise clarifications of the guidance on identifying performance obligations, accounting for licenses of intellectual property and the principal versus agent assessment (gross versus net revenue presentation). New and amended illustrative examples have been added for each of those areas of guidance and additional practical expedients related to transition to the new revenue standard.

This amendment is effective for annual periods beginning on or after January 1, 2018, and its early application is permitted.

The Bank’s management evaluated the impact of the adoption of this new standard and concluded that its application had no significant impact on its consolidated financial statements.

Amendments to IFRS 2, “Share based payments.” Published in June 2016. This amendment clarifies the measurement basis for cash-settled, share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to the principles in IFRS 2 that will require an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment.

This amendment is effective for annual periods beginning on or after January 1, 2018.

The Bank’s management evaluated the potential impact of these amendments / new pronouncements on the Bank’s financial statements and concluded that there are no relevant impacts.

Annual Improvements Cycle 2014-2016. The document covers the following standards:

·Amendment to IFRS 1,’First-time adoption of IFRS’, - Published in December 2016.This amendment regards the deletion of short term exemptions for first-time adopters regarding IFRS 7, IAS 19, and IFRS 10.

The Bank’s management analyzed these amendments in detail and concluded that they do not apply to the bank´s financial statements because the Bank will not be a first-time adopter to IFRS during the year the amendment becomes effective.

·Amendment to IAS 28 “Investments in Associates and Joint Ventures” -  Published in December 2016. This amendment relates  to the fair value measurement of the associate or joint venture.

The Bank’s management analyzed these amendments in detail and concluded that they do not apply to the bank´s financial statements because  the Bank does not have investments in associates and joint ventures.

Materiality Practice Statement “Making materiality judgments” — Published in September 2017. The practice statement provides guidance on how to use judgement when selecting information to provide in financial statements prepared applying IFRS Standards. It is a non-mandatory document that companies are permitted to apply to financial statements prepared any time after 14 September 2017.

Amendment to IFRS 9 “Financial instruments” - Published in October 2017. The IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9). Applying the amendments, if a specific condition is met, entities will be able to measure at amortized cost some prepayable financial assets with so-called negative compensation.

Information about the implementation of IFRS9, including this amendment is presented elsewhere in this note”.

Amendment to IAS 28 “Investments in Associates and Joint Ventures” — Published in October 2017, these amendments clarify that a company applies IFRS 9 “Financial instruments” to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture.

This amendment is effective for annual periods beginning on or after January 1, 2019.

The Bank’s management analyzed these amendments in detail and concluded that they do not apply to the Bank´s to the statements because does not have investments in associates and joint ventures.